UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22112

SEI Alpha Strategy Portfolios, LP

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, Delaware 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: May 31, 2011

Date of reporting period: August 31, 2010

Item 1.	Schedule of Investments

SEI Alpha Strategy Portfolios, LP

Schedule of Investments

August 31, 2010

(Unaudited)

SEI LIBOR Plus Portfolio

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 43.6%

Agency Mortgage-Backed Obligations — 11.9%
FHLMC ARM (A)
5.238%, 10/01/35	$3,376	$3,513
4.810%, 03/01/36	6,936	7,231
2.712%, 06/01/35	6,229	6,458
FHLMC REMIC, Ser 3335, Cl BF
0.426%, 07/15/19 (A)	3,917	3,899
FHLMC REMIC, Ser 3346, Cl FA
0.506%, 02/15/19 (A)	6,240	6,225
FNMA
6.000%, 07/01/37	4,813	5,191
FNMA ARM (A)
4.934%, 10/01/35	5,808	6,051
3.316%, 10/01/33	2,357	2,462
3.285%, 01/01/34	2,007	2,099
3.283%, 10/01/33	1,677	1,743
3.279%, 10/01/33	1,145	1,193
3.248%, 09/01/34	2,577	2,699
3.226%, 10/01/33	1,836	1,930
3.156%, 08/01/34	4,205	4,398
2.776%, 04/01/34	3,600	3,752
2.687%, 10/01/24	1,252	1,311
2.675%, 05/01/34	1,669	1,752
2.621%, 05/01/35	2,403	2,512
2.591%, 07/01/34 to 05/01/35	10,216	10,606
2.562%, 06/01/35	1,729	1,812
2.507%, 04/01/33	965	1,005
2.326%, 06/01/35	1,248	1,288
2.090%, 07/01/34	1,627	1,688
2.069%, 02/01/35	3,964	4,068
2.060%, 09/01/33	2,927	3,013
1.875%, 03/01/35	4,421	4,544
FNMA TBA
4.500%, 10/20/21	3,000	3,169
GNMA CMO, Ser 2009-23, Cl DM
5.500%, 04/16/39	1,088	1,172
GNMA CMO, Ser 2010-57, Cl WS, IO
6.324%, 03/16/38 (A)	7,858	1,136

		97,920

Non-Agency Mortgage-Backed Obligations — 31.7%
1345 Avenue of the Americas & Park Ave Plaza Trust, Ser 2005-1, Cl A3
5.278%, 08/10/35 (B)	700	767
ABN Amro Mortgage, Ser 2003-3, Cl B3
5.750%, 02/25/33 (B)	417	67
Adjustable Rate Mortgage Trust, Ser 2005-2, Cl 1A2
3.264%, 06/25/35 (A)	1,805	1,311
American Home Mortgage Assets, Ser 2006-4, Cl 2A2
1.556%, 10/25/46 (A)	4,200	722

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

American Home Mortgage Investment Trust, Ser 2005-2, Cl 5A3
5.077%, 09/25/35 (C)	$8,455	$8,638
Banc of America Commercial Mortgage, Ser 2005-2, Cl XP,IO
0.294%, 07/10/43 (A)	46,513	248
Banc of America Commercial Mortgage, Ser 2005-4, Cl A2
4.764%, 07/10/45	5,906	6,052
Banc of America Commercial Mortgage, Ser 2006-4, Cl A2
5.522%, 07/10/46	7,406	7,596
Banc of America Commercial Mortgage, Ser 2006-5, Cl A1
5.185%, 09/10/47	1,720	1,733
Banc of America Funding, Ser 2004-5, Cl 1A19
5.250%, 12/20/34	3,530	3,587
Banc of America Funding, Ser 2004-C, Cl 2A2
3.110%, 12/20/34 (A)	1,826	1,480
Banc of America Funding, Ser 2005-2, Cl 1A2
5.500%, 04/25/35	2,738	2,763
Banc of America Funding, Ser 2006-G, Cl 2A2
0.346%, 07/20/36 (A)	4,009	3,953
Banc of America Funding, Ser 2010-R4, Cl 6A1
0.480%, 01/26/37 (A) (B)	5,655	5,405
Banc of America Mortgage Securities, Ser 2003-5, Cl 1A36
5.000%, 07/25/33	3,686	3,680
Banc of America Mortgage Securities, Ser 2003-9, Cl 1A12
0.714%, 12/25/33 (A)	619	614
Banc of America Mortgage Securities, Ser 2007-4, Cl B1
6.188%, 12/28/37 (A)	3,803	257
BCAP LLC Trust, Ser 2006-RR1, Cl PA
5.000%, 11/25/36	4,530	4,564
Bear Stearns Commercial Mortgage Securities, Ser 2004-PWR3, Cl X2, IO
1.170%, 02/11/41 (A) (B)	77,811	1,154
Bear Stearns Commercial Mortgage Securities, Ser 2004-T16, Cl A4
4.320%, 02/13/46	4,098	4,148
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR9, Cl A2
4.735%, 09/11/42	8,431	8,507
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW16, Cl A4
5.907%, 06/11/40 (A)	3,000	3,160

1

SEI Alpha Strategy Portfolios, LP

Schedule of Investments

August 31, 2010

(Unaudited)

SEI LIBOR Plus Portfolio

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bear Stearns Commercial Mortgage Securities, Ser 2007-T28, Cl G
6.175%, 09/11/42 (A) (B)	$955	$147
Bear Stearns Commercial Mortgage Securities, Ser 2007-T28, Cl F
6.175%, 09/11/42 (A) (B)	548	121
Bear Stearns Mortgage Funding Trust, Ser 2006-SL5, Cl 1A
0.414%, 12/25/36 (A)	150	27
Chase Mortgage Finance, Ser 2007-A1, Cl 7A1
2.926%, 02/25/37 (A)	3,490	3,551
Citicorp Mortgage Securities, Ser 2004-5, Cl 1A29
4.750%, 08/25/34	3,523	3,507
Citicorp Mortgage Securities, Ser 2004-8, Cl 3A1
5.250%, 10/25/34	6,089	6,169
Countrywide Alternative Loan Trust, Ser 2006-OA17, Cl 1A1B
0.336%, 12/20/46 (A)	702	683
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-14, Cl A16
5.500%, 06/25/33	2,749	2,796
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-2, Cl A18
8.000%, 03/25/33	1,032	1,073
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-24, Cl A2
4.500%, 07/25/33	3,996	4,037
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-34, Cl A3
5.000%, 09/25/33	1,100	1,109
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-J9, Cl 1A1
5.500%, 10/25/33	806	811
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-13, Cl 2A17
5.750%, 08/25/34	278	278
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-5, Cl 2A14
5.000%, 05/25/34	1,553	1,590
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2005-27, Cl M
5.500%, 12/25/35	3,750	543
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2005-27, Cl B1
5.500%, 12/25/35	1,593	31

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2005-HYB9, Cl 1A2
2.924%, 02/20/36 (A)	$339	$41
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2006-17, Cl A4
6.000%, 12/25/36	4,659	4,702
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2007-17, Cl M
6.117%, 10/25/37 (A)	5,723	129
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2008-2R, Cl A1
6.000%, 12/25/36	1,801	1,678
Credit Suisse First Boston Mortgage Securities, Ser 2001-CF2, Cl A4
6.505%, 02/15/34	1,757	1,762
Credit Suisse First Boston Mortgage Securities, Ser 2002-AR31, Cl 4A1
3.442%, 11/25/32 (A)	1,969	1,991
Credit Suisse First Boston Mortgage Securities, Ser 2003-C3, Cl A3
3.382%, 05/15/38	19	19
Credit Suisse First Boston Mortgage Securities, Ser 2005-C3, Cl A2
4.512%, 07/15/37	6,395	6,388
Credit Suisse First Boston Mortgage Securities, Ser 2005-C4, Cl A2
5.017%, 08/15/38	1,315	1,315
Credit Suisse Mortgage Capital Certificates, Ser 2006-C3, Cl A3
6.019%, 06/15/38 (A)	112	122
Credit Suisse Mortgage Capital Certificates, Ser 2007-C2, Cl A3
5.542%, 01/15/49 (A)	79	79
Credit Suisse/Morgan Stanley Commercial Mortgage Certificate, Ser 2006-HC1A, Cl A2
0.536%, 05/15/23 (A) (B)	4,000	3,800
DLJ Commercial Mortgage, Ser 2000-CKP1, Cl A1B
7.180%, 11/10/33	9	9
FDIC Structured Sale Guaranteed Notes, Ser 2010-S1, Cl 1A
0.866%, 02/25/48 (A) (B)	2,595	2,603
First Horizon Alternative Mortgage Trust, Ser 2005-AA3, Cl 3A1
2.256%, 05/25/35 (A)	649	527
First Horizon Asset Securities, Ser 2003-9, Cl 1A3
5.500%, 11/25/33	3,269	3,271
GMAC Commercial Mortgage Securities, Ser 2004-C2, Cl A2
4.760%, 08/10/38	2,594	2,637

2

SEI Alpha Strategy Portfolios, LP

Schedule of Investments

August 31, 2010

(Unaudited)

SEI LIBOR Plus Portfolio

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GMAC Mortgage Loan Trust, Ser 2003-J7, Cl A5
5.000%, 11/25/33	$1,326	$1,325
GMAC Mortgage Loan Trust, Ser 2004-J1, Cl A2
5.250%, 04/25/34	4,270	4,304
GMAC Mortgage Loan Trust, Ser 2004-J3, Cl A1
5.250%, 07/25/34	1,487	1,493
GMAC Mortgage Loan Trust, Ser 2004-J4, Cl A1
5.500%, 09/25/34	1,653	1,664
GSR Mortgage Loan Trust, Ser 2003-7F, Cl 5A1
0.664%, 10/25/32 (A)	1,297	1,153
GSR Mortgage Loan Trust, Ser 2005-AR1, Cl 1A1
3.334%, 01/25/35 (A)	1,147	964
GSR Mortgage Loan Trust, Ser 2005-AR2, Cl 1A2
3.586%, 04/25/35 (A)	1,614	1,225
Harborview Mortgage Loan Trust, Ser 2004-7, Cl 2A1
2.870%, 11/19/34 (A)	246	183
Harborview Mortgage Loan Trust, Ser 2005-9, Cl B11
2.016%, 06/20/35 (A) (B)	1,121	55
Harborview Mortgage Loan Trust, Ser 2006-12, Cl 2A11
0.357%, 01/19/38 (A)	65	65
HSI Asset Securitization Trust, Ser 2005-NC1, Cl 2A4
0.584%, 07/25/35 (A)	1,723	1,407
Impac CMB Trust, Ser 2004-10, Cl 4M1
0.864%, 03/25/35 (A)	984	760
JPMorgan Chase Commercial Mortgage Securities, Ser 2004-C3, Cl A2
4.223%, 01/15/42	1,229	1,240
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-CB12, Cl A3A1
4.824%, 09/12/37	1,400	1,426
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-LDP1, Cl A2
4.625%, 03/15/46	3,939	4,009
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-LDP4, Cl A3A1
4.871%, 10/15/42	2,755	2,805
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP7, Cl A2
5.860%, 04/15/45 (A)	4,921	5,017
JPMorgan Mortgage Trust, Ser 2004-A5, Cl 4A2
4.819%, 12/25/34 (A)	2,793	2,787
LB-UBS Commercial Mortgage Trust, Ser 2000-C5, Cl A2
6.510%, 12/15/26	2,500	2,506

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

LB-UBS Commercial Mortgage Trust, Ser 2001-WM, Cl A2
6.530%, 07/14/16 (B)	$3,450	$3,517
LB-UBS Commercial Mortgage Trust, Ser 2003-C7, Cl A2
4.064%, 09/15/27 (A)	2,150	2,150
LB-UBS Commercial Mortgage Trust, Ser 2004-C4, Cl A2
4.567%, 06/15/29 (A)	2,014	2,035
LB-UBS Commercial Mortgage Trust, Ser 2005-C1, Cl A3
4.545%, 02/15/30	6,440	6,582
LB-UBS Commercial Mortgage Trust, Ser 2007-C7, Cl A3
5.866%, 09/15/45 (A)	2,770	2,902
Master Adjustable Rate Mortgages Trust, Ser 2004-13, Cl 3A6
2.924%, 11/21/34 (A)	7,391	7,348
Master Alternative Loans Trust, Ser 2003-6, Cl 3A2
5.750%, 09/25/33	2,674	2,684
Merrill Lynch Mortgage Investors, Ser 2005-A2, Cl A4
2.802%, 02/25/35 (A)	2,972	2,960
Merrill Lynch Mortgage Investors, Ser 2005-A4, Cl 1A
2.839%, 07/25/35 (A)	1,718	1,144
Merrill Lynch Mortgage Investors, Ser 2005-A5, Cl A1
2.752%, 06/25/35 (A)	1,505	1,481
Merrill Lynch Mortgage Trust, Ser 2005-LC1, Cl A3
5.289%, 01/12/44	4,880	5,082
Morgan Stanley Capital I, Ser 2006-HQ9, Cl A4
5.731%, 07/12/44	360	396
Morgan Stanley Capital I, Ser 2006-IQ12, Cl F
5.557%, 12/15/43 (A)	1,750	232
Morgan Stanley Capital I, Ser 2007-HQ13, Cl A3
5.569%, 12/15/44	340	327
Morgan Stanley Capital I, Ser 2008-T29, Cl A4
6.281%, 01/11/43	670	757
Morgan Stanley Mortgage Loan Trust, Ser 2004-10AR, Cl 1A
3.061%, 11/25/34 (A)	2,425	1,957
RBSSP Resecuritization Trust, Ser 2009-9, Cl 10A1
0.429%, 10/26/36 (A) (B)	1,499	1,482
RESI Finance, Ser 2007-B, Cl B5
1.376%, 04/15/39 (A) (B)	3,141	31
Residential Asset Securitization Trust, Ser 2003-A1, Cl A2
0.764%, 03/25/33 (A)	1,746	1,658
Residential Asset Securitization Trust, Ser 2007-A8, Cl 3A1
5.890%, 08/25/22 (A)	3,200	2,849

3

SEI Alpha Strategy Portfolios, LP

Schedule of Investments

August 31, 2010

(Unaudited)

SEI LIBOR Plus Portfolio

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Residential Funding Mortgage Securities I, Ser 2003-S19, Cl A2
0.764%, 10/25/33 (A)	$1,347	$1,323
Residential Funding Mortgage Securities I, Ser 2004-S1, Cl A2
0.664%, 02/25/34 (A)	678	678
Residential Funding Mortgage Securities I, Ser 2004-S2, Cl A4
5.500%, 03/25/34	3,163	3,241
Residential Funding Mortgage Securities I, Ser 2007-S5, Cl A9
6.000%, 05/25/37	430	98
Sequoia Mortgage Trust, Ser 2010-H1, Cl A1
3.750%, 02/25/40 (A)	1,674	1,675
Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-7, Cl 1A3
2.597%, 04/25/35 (A)	3,633	2,632
Thornburg Mortgage Securities Trust, Ser 2006-5, Cl A1
0.384%, 10/25/46 (A)	9,139	8,959
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C17, Cl A2
4.782%, 03/15/42	3,547	3,552
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C22, Cl A3
5.290%, 12/15/44 (A)	5,520	5,747
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C23, Cl A2
5.416%, 01/15/45	2,656	2,688
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C25, Cl A2
5.684%, 05/15/43 (A)	1,342	1,352
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C25, Cl A3
5.703%, 05/15/43 (A)	1,700	1,777
Washington Mutual Alternative Mortgage Pass-Through Certificates, Ser 2007-OA3, Cl 5A
3.047%, 04/25/47 (A)	7,981	4,332
Washington Mutual Mortgage Pass-Through Certificates, Ser 2004-S2, Cl 2A1
5.500%, 06/25/34	3,355	3,429
Washington Mutual Mortgage Pass-Through Certificates, Ser 2005-AR10, Cl 1A1
4.650%, 09/25/35 (A)	5,680	5,600
Washington Mutual Mortgage Pass-Through Certificates, Ser 2005-AR2, Cl B9
1.464%, 01/25/45 (A)	1,142	4

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-6, Cl A13
0.714%, 06/25/34 (A)	$1,408	$1,361
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR12, Cl 2A4
2.908%, 07/25/35 (A)	1,791	1,786
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR16, Cl 4A1
4.992%, 10/25/35 (A)	456	427
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-10, Cl A19
6.000%, 08/25/36	532	518

		261,093

Total Mortgage-Backed Securities (Cost $385,583) ($ Thousands)		359,013

ASSET-BACKED SECURITIES — 42.8%

Automotive — 7.0%
AmeriCredit Automobile Receivables Trust, Ser 2010-1, Cl A2
0.980%, 01/15/13	7,435	7,439
AmeriCredit Automobile Receivables Trust, Ser 2010-2, Cl A2
1.220%, 10/08/13	2,500	2,506
AmeriCredit Prime Automobile Receivable, Ser 2009-1, Cl A2
1.400%, 11/15/12	1,709	1,714
Bank of America Auto Trust, Ser 2009-14, Cl A3
2.670%, 07/15/13 (B)	8,130	8,258
Bank of America Auto Trust, Ser 2009-2A, Cl A3
2.130%, 09/15/13 (B)	6,330	6,413
Bank of America Auto Trust, Ser 2010-1A, Cl A2
0.750%, 06/15/12 (B)	6,650	6,656
BMW Floorplan Master Owner Trust, Ser 2009-1A, Cl A
1.426%, 09/15/14 (A) (B)	5,055	5,122
Citifinancial Auto Issuance Trust, Ser 2009-1, Cl A2
1.830%, 11/15/12 (B)	6,741	6,766
Mercedes-Benz Auto Receivables Trust, Ser 2009-1, Cl A3
1.670%, 01/15/14	4,210	4,268
Nissan Master Owner Trust Receivables, Ser 2010-AA, Cl A
1.426%, 01/15/15 (A) (B)	6,045	6,139
Wachovia Auto Owner Trust, Ser 2008-A, Cl A3A
4.810%, 09/20/12	2,255	2,291

		57,572

4

SEI Alpha Strategy Portfolios, LP

Schedule of Investments

August 31, 2010

(Unaudited)

SEI LIBOR Plus Portfolio

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Credit Cards — 11.5%
American Express Credit Account Master Trust, Ser 2005-7, Cl A
0.346%, 03/16/15 (A)	$109	$109
American Express Credit Account Master Trust, Ser 2007-7, Cl A
0.316%, 02/17/15 (A)	4,285	4,272
American Express Credit Account Master Trust, Ser 2009-1, Cl A
1.626%, 12/15/14 (A)	20,610	21,041
American Express Credit Account Master Trust, Ser 2009-2, Cl A
1.529%, 03/15/17 (A)	2,016	2,095
American Express Issuance Trust, Ser 2005-1, Cl A
0.306%, 08/15/11 (A)	710	710
American Express Issuance Trust, Ser 2005-2, Cl A
0.346%, 08/15/13 (A)	1,556	1,553
American Express Issuance Trust, Ser 2007-2, Cl A
0.526%, 07/15/13 (A)	655	656
Bank of America Credit Card Trust, Ser 2006-A14, Cl A14
0.336%, 04/15/16 (A)	900	891
Bank of America Credit Card Trust, Ser 2006-A6, Cl A6
0.306%, 11/15/13 (A)	3,450	3,446
Bank of America Credit Card Trust, Ser 2007-A2, Cl A2
0.296%, 06/17/13 (A)	3,863	3,861
Bank of America Credit Card Trust, Ser 2007-A6, Cl A6
0.336%, 09/15/16 (A)	1,126	1,113
Bank of America Credit Card Trust, Ser 2008-A5, Cl A5
1.476%, 12/16/13 (A)	5,000	5,044
Capital One Multi-Asset Execution Trust, Ser 2008-A5, Cl A5
4.850%, 02/18/14	6,730	6,907
Chase Issuance Trust, Ser 2005-A10, Cl A10
4.650%, 12/17/12	549	552
Chase Issuance Trust, Ser 2005-A11, Cl A
0.346%, 12/15/14 (A)	370	369
Chase Issuance Trust, Ser 2005-A7, Cl A7
4.550%, 03/15/13	98	99
Chase Issuance Trust, Ser 2006-A1, Cl A
0.316%, 04/15/13 (A)	3,100	3,099
Chase Issuance Trust, Ser 2006-A4, Cl A4
0.296%, 10/15/13 (A)	165	165
Chase Issuance Trust, Ser 2006-A5
0.296%, 11/15/13 (A)	662	661
Chase Issuance Trust, Ser 2006-A7, Cl A
0.286%, 02/15/13 (A)	3,586	3,585

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Chase Issuance Trust, Ser 2007-A1, Cl A1
0.296%, 03/15/13 (A)	$842	$842
Chase Issuance Trust, Ser 2007-A10, Cl A10
0.316%, 06/16/14 (A)	4,360	4,348
Chase Issuance Trust, Ser 2007-A15, Cl A
4.960%, 09/17/12	1,372	1,374
Chase Issuance Trust, Ser 2007-A16, Cl A16
0.837%, 06/16/14 (A)	344	345
Chase Issuance Trust, Ser 2007-A9, Cl A9
0.306%, 06/16/14 (A)	873	870
Chase Issuance Trust, Ser 2009-A7, Cl A7
0.726%, 09/17/12 (A)	1,965	1,965
Chase Issuance Trust, Ser 2009-A8, Cl A8
0.676%, 09/17/12 (A)	315	315
Citibank Credit Card Issuance Trust, Ser 2004-A7, Cl A7
0.419%, 11/25/13 (A)	11,415	11,401
Citibank Credit Card Issuance Trust, Ser 2005-8, Cl A8
0.336%, 10/20/14 (A)	142	141
Citibank Credit Card Issuance Trust, Ser 2006-A1, Cl A1
0.458%, 02/09/15 (A)	232	231
Citibank Credit Card Issuance Trust, Ser 2007-A7, Cl A7
0.616%, 08/20/14 (A)	3,765	3,773
Citibank Credit Card Issuance Trust, Ser 2009-A1, Cl A1
2.026%, 03/17/14 (A)	5,477	5,607
Citibank Credit Card Issuance Trust, Ser 2009-A2, Cl A2
1.826%, 05/15/14 (A)	2,543	2,601
MBNA Credit Card Master Trust, Ser 2001-A2, Cl A2
0.526%, 12/16/13 (A)	269	269

		94,310

Mortgage Related Securities — 8.4%
Accredited Mortgage Loan Trust, Ser 2006-2, Cl A2
0.354%, 09/25/36 (A)	1,228	1,197
ACE Securities, Ser 2005-HE2, Cl M3
0.744%, 04/25/35 (A)	2,235	2,002
Aegis Asset-Backed Securities Trust, Ser 2005-2,Cl M1
0.684%, 06/25/35 (A)	450	412
Aegis Asset-Backed Securities Trust, Ser 2005-4, Cl 1A3
0.534%, 10/25/35 (A)	90	89
Argent Securities, Ser 2005-W2, Cl A2B1
0.464%, 10/25/35 (A)	2,040	1,849

5

SEI Alpha Strategy Portfolios, LP

Schedule of Investments

August 31, 2010

(Unaudited)

SEI LIBOR Plus Portfolio

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Argent Securities, Ser 2006-W2, Cl A2B
0.454%, 03/25/36 (A)	$1,787	$779
Asset-Backed Funding Certificates, Ser 2004-OPT5, Cl M1
1.014%, 03/25/34 (A)	465	331
Asset-Backed Funding Certificates, Ser 2006-OPT1, Cl A3C2
0.414%, 09/25/36 (A)	2,540	1,895
Asset-Backed Funding Certificates, Ser 2006-OPT2, Cl A3B
0.374%, 10/25/36 (A)	2,084	2,068
Asset-Backed Funding Certificates, Ser 2006-OPT3, Cl A3B
0.424%, 11/25/36 (A)	1,186	566
Asset-Backed Securities Home Equity, Ser 2005-HE5, Cl M1
0.694%, 06/25/35 (A)	5,583	5,495
Asset-Backed Securities Home Equity, Ser 2006-HE3, Cl A4
0.434%, 03/25/36 (A)	3,542	2,720
Bayview Financial Acquisition Trust, Ser 2005-C, Cl A2
0.610%, 06/28/44 (A)	2,735	2,606
Bayview Financial Acquisition Trust, Ser 2007-A, Cl 1A1
6.129%, 05/28/37 (C)	2,882	2,905
Bear Stearns Asset-Backed Securities Trust, Ser 2005-HE5
0.714%, 06/25/35 (A)	2,922	2,880
Bear Stearns Asset-Backed Securities Trust, Ser 2006-HE9, Cl 1A2
0.414%, 11/25/36 (A)	3,430	1,693
Citigroup Mortgage Loan Trust, Ser 2006-NC2, Cl A2B
0.424%, 09/25/36 (A)	4,858	2,316
Citigroup Mortgage Loan Trust, Ser 2006-WFH3, Cl A3
0.414%, 10/25/36 (A)	6,265	5,418
Credit Suisse First Boston Mortgage Securities, Ser 2005-FIX1, Cl A2
4.310%, 05/25/35 (C)	2,306	2,315
Green Tree Home Improvement Loan Trust, Ser 1997-E, Cl HEB1
7.530%, 01/15/29	2,081	2,042
Home Equity Loan Trust, Ser 2007-3, Cl M1
2.516%, 11/20/36 (A)	3,000	1,523
HSBC Home Equity Mortgage Trust, Ser 2006-5, Cl A1
5.500%, 01/25/37 (C)	12,137	1,680
Master Asset-Backed Securities Trust, Ser 2003-WMC2, Cl M1
1.314%, 08/25/33 (A)	426	401

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Master Asset-Backed Securities Trust, Ser 2006-AB1, Cl A2
0.494%, 02/25/36 (A)	$1,809	$1,615
Master Asset-Backed Securities Trust, Ser 2006-NC2, Cl A4
0.414%, 08/25/36 (A)	4,210	1,634
Morgan Stanley ABS Capital I, Ser 2005-WMC1, Cl M1
0.734%, 01/25/35 (A)	1,956	1,936
Morgan Stanley ABS Capital I, Ser 2006-HE3, Cl A2C
0.424%, 04/25/36 (A)	4,380	2,986
Morgan Stanley ABS Capital I, Ser 2006-HE4, Cl A3
0.414%, 06/25/36 (A)	2,404	1,375
Morgan Stanley ABS Capital I, Ser 2006-HE5, Cl A2C
0.404%, 08/25/36 (A)	1,615	959
Morgan Stanley ABS Capital I, Ser 2006-HE8, Cl A2B
0.364%, 10/25/36 (A)	6,887	5,627
Morgan Stanley Dean Witter Capital I, Ser 2002-AM3, Cl M1
1.689%, 02/25/33 (A)	175	113
Morgan Stanley Dean Witter Capital I, Ser 2003-NC4, Cl M2
3.264%, 04/25/33 (A)	112	50
Nationstar Home Equity Loan Trust, Ser 2007-C2, Cl 2AV1
0.324%, 06/25/37 (A)	929	908
Nomura Home Equity Loan, Ser 2006-HE3, Cl 2A1
0.304%, 07/25/36 (A)	363	344
Option One Mortgage Loan Trust, Ser 2005-5, Cl 5A3
0.474%, 12/25/35 (A)	3,004	2,728
Option One Mortgage Loan Trust, Ser 2006-3, Cl 2A2
0.364%, 02/25/37 (A)	1,133	750
Residential Asset Securities, Ser 2005-KS12, Cl A3
0.584%, 01/25/36 (A)	2,800	1,962
Soundview Home Equity Loan Trust, Ser 2006-OPT4, Cl 2A2
0.354%, 06/25/36 (A)	837	834

		69,003

Other Asset-Backed Securities — 15.9%
1776 CLO, Ser 2006-1A, Cl B
0.868%, 05/08/20 (A) (B)	5,000	3,825
Ameriquest Mortgage Securities, Ser 2005-R11, Cl A2C
0.494%, 01/25/36 (A)	1,425	1,349
Ameriquest Mortgage Securities, Ser 2005-R3, Cl A1A
0.464%, 05/25/35 (A)	1,192	1,167
Ameriquest Mortgage Securities, Ser 2005-R9, Cl AF3
5.098%, 11/25/35 (C)	3,427	3,448
Anthracite CDO I, Ser 2004-1A, Cl A
0.625%, 03/23/19 (A) (B)	5,498	4,123

6

SEI Alpha Strategy Portfolios, LP

Schedule of Investments

August 31, 2010

(Unaudited)

SEI LIBOR Plus Portfolio

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Argent Securities, Ser 2005-W4, Cl A2C
0.564%, 02/25/36 (A)	$851	$840
Bear Stearns Asset-Backed Securities Trust, Ser 2006-3, Cl A1
0.414%, 08/25/36 (A)	471	469
Carrington Mortgage Loan Trust, Ser 2005-NC5, Cl A2
0.584%, 10/25/35 (A)	3,434	3,250
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2004-2, Cl 1A4
5.323%, 02/25/35	1,868	1,893
Citicorp Residential Mortgage Securities, Ser 2006-2, Cl A3
5.563%, 09/25/36 (C)	1,434	1,448
Citicorp Residential Mortgage Securities, Ser 2006-3, Cl A3
5.610%, 11/25/36 (C)	916	925
CNH Equipment Trust, Ser 2007- A, Cl A4
0.316%, 09/17/12 (A)	1,223	1,221
Conseco Finance Securitization, Ser 2002-1, Cl A
6.681%, 12/01/33	8,000	8,534
Countrywide Asset-Backed Certificates, Ser 2004-5, Cl 3A
0.494%, 09/25/34 (A)	88	82
Countrywide Asset-Backed Certificates, Ser 2005-AB1, Cl A2
0.474%, 08/25/35 (A)	1,429	1,409
Crest Ltd., Ser 2002-IGA, Cl A
0.938%, 07/28/17 (A) (B)	3,174	3,016
Crest Ltd., Ser 2003-1A, Cl B1
1.249%, 05/28/38 (A) (B)	6,000	4,200
Fieldstone Mortgage Investment, Ser 2006-3, Cl 2A1
0.334%, 11/25/36 (A)	47	47
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2006-FF14, Cl A2
0.324%, 10/25/36 (A)	798	776
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2006-FF9, Cl M1
0.514%, 06/25/36 (A)	20,000	272
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2006-FFA, Cl A3
0.384%, 09/25/26 (A)	579	95
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2006-FFB, Cl A2
0.394%, 12/25/26 (A)	243	26
Fremont Home Loan Trust, Ser 2005-1, Cl M2
0.744%, 06/25/35 (A)	953	943
Green Tree Financial, Ser 1996-3, Cl A6
7.850%, 05/15/27 (A)	4,245	4,517

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Green Tree Financial, Ser 1997-2, Cl A6
7.240%, 06/15/28	$3,339	$3,500
Green Tree Financial, Ser 1997-7, Cl A7
6.960%, 07/15/29 (A)	940	1,019
Greenwich Capital Acceptance, Ser 1995-BA1, Cl B1
7.400%, 08/10/20	5,364	5,497
GSAMP Trust, Ser 2005-HE3, Cl M1
0.734%, 06/25/35 (A)	980	977
GSAMP Trust, Ser 2005-HE4, Cl A2C
0.634%, 07/25/45 (A)	1,193	1,160
GSAMP Trust, Ser 2005-WMC1, Cl A4
0.644%, 09/25/35 (A)	766	741
GSAMP Trust, Ser 2006-HE2, Cl A2
0.444%, 03/25/46 (A)	1,496	1,277
HSI Asset Securitization Trust, Ser 2005-I1, Cl 2A3
0.554%, 11/25/35 (A)	4,449	3,242
IXIS Real Estate Capital Trust, Ser 2005-HE2, Cl M2
0.714%, 09/25/35 (A)	6,084	6,058
Lehman ABS Manufactured Housing Contract Trust, Ser 2001-B, Cl A3
4.350%, 05/15/14	3,711	3,800
Lehman XS Trust, Ser 2006-19, Cl A1
0.364%, 12/25/36 (A)	68	63
Lehman XS Trust, Ser 2006-20, Cl A1
0.364%, 01/25/37 (A)	281	251
Merrill Lynch First Franklin Mortgage Loan Trust, Ser 2007-3, Cl A2A
0.314%, 06/25/37 (A)	2,719	2,661
Merrill Lynch First Franklin Mortgage Loan Trust, Ser 2007-5, Cl 2A1
0.964%, 10/25/37 (A)	2,887	2,855
Morgan Stanley ABS Capital I, Ser 2005-HE6, Cl A2C
0.584%, 11/25/35 (A)	6,722	5,934
New Century Home Equity Loan Trust, Ser 2005-3
0.534%, 07/25/35 (A)	861	859
New Century Home Equity Loan Trust, Ser 2005-C, Cl A2C
0.514%, 12/25/35 (A)	7,106	5,841
Park Place Securities, Ser 2004- WCW1, Cl M1
0.894%, 09/25/34 (A)	6,315	6,229
Popular ABS Mortgage Pass- Through Trust, Ser 2005-B, Cl M1
0.744%, 08/25/35 (A)	4,833	4,417

7

SEI Alpha Strategy Portfolios, LP

Schedule of Investments

August 31, 2010

(Unaudited)

SEI LIBOR Plus Portfolio

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

RAAC Series, Ser 2005-RP2, Cl A
0.614%, 06/25/35 (A) (B)	$1,855	$1,808
RAAC Series, Ser 2006-SP4, Cl A1
0.364%, 11/25/36 (A)	20	20
Residential Asset Mortgage Products, Ser 2004-RS8, Cl AI4
5.060%, 06/25/32 (C)	2,968	2,942
Residential Asset Mortgage Products, Ser 2006-NC2, Cl A2
0.454%, 02/25/36 (A)	1,947	1,533
SACO I, Ser 2005-9, Cl A1
0.514%, 12/25/35 (A)	3,211	1,098
SACO I, Ser 2005-WM3, Cl A1
0.784%, 09/25/35 (A)	1,613	476
Securitized Asset-Backed Receivables LLC Trust, Ser 2005-FR4, Cl M1
0.744%, 01/25/36 (A)	3,930	3,861
Securitized Asset-Backed Receivables LLC Trust, Ser 2005-FR5, Cl A1A
0.554%, 08/25/35 (A)	1,339	1,306
Securitized Asset-Backed Receivables LLC Trust, Ser 2005-HE1, Cl A1A
0.564%, 10/25/35 (A) (B)	176	176
Securitized Asset-Backed Receivables LLC Trust, Ser 2007-NC1, Cl A2B
0.414%, 12/25/36 (A)	3,200	1,446
Soundview Home Equity Loan Trust, Ser 2005-DO1, Cl M1
0.684%, 05/25/35 (A)	1,847	1,823
Specialty Underwriting & Residential Finance, Ser 2005-AB3, Cl A2B
0.514%, 09/25/36 (A)	2,315	2,137
Structured Asset Investment Loan Trust, Ser 2006-BNC3, Cl A3
0.414%, 09/25/36 (A)	10,781	5,984
Structured Asset Securities, Ser 2005-2XS, Cl 1A2A
4.510%, 02/25/35 (C)	2,261	2,244
Structured Asset Securities, Ser 2006-GEL4, Cl A1
0.384%, 10/25/36 (A) (B)	118	116
Terwin Mortgage Trust, Ser 2006-17HE, Cl A2A
0.344%, 01/25/38 (A) (B)	146	112

		131,338

Total Asset-Backed Securities (Cost $404,265) ($ Thousands)		352,223

CORPORATE OBLIGATIONS — 5.7%

Consumer Discretionary — 1.1%
Daimler Finance North America LLC MTN
5.875%, 03/15/11	855	878
5.750%, 09/08/11	5,845	6,117

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Expedia
7.456%, 08/15/18	$1,000	$1,100
Marriott International
5.625%, 02/15/13	700	748

		8,843

Consumer Staples — 1.9%
Altria Group
9.250%, 08/06/19	1,400	1,835
Kraft Foods
5.625%, 11/01/11	6,610	6,963
Lorillard Tobacco
6.875%, 05/01/20	2,000	2,112
Sara Lee
6.250%, 09/15/11	4,330	4,558

		15,468

Energy — 0.4%
Anadarko Finance
6.750%, 05/01/11	890	914
BP Capital Markets PLC
3.125%, 03/10/12	1,000	1,002
Kerr-McGee
6.875%, 09/15/11	1,327	1,375

		3,291

Financials — 0.9%
Citigroup
6.125%, 05/15/18	700	755
PNC Funding
5.250%, 11/15/15	1,100	1,197
Shinsei Finance Cayman Ltd.
6.418%, 01/29/49 (A) (B)	2,235	1,514
Wachovia MTN
5.750%, 02/01/18	700	791
Wachovia Capital Trust III
5.800%, 03/15/11 (A)	2,000	1,695
WPP Finance UK
8.000%, 09/15/14	1,000	1,178

		7,130

Industrials — 0.1%
CSX
6.750%, 03/15/11	1,045	1,076

Information Technology — 0.1%
Intuit
5.750%, 03/15/17	1,000	1,131

Materials — 0.2%
Rio Tinto Finance USA
5.875%, 07/15/13	1,350	1,503

Telecommunication Services — 1.0%
Michigan Bell Telephone
7.850%, 01/15/22	1,200	1,496
Telecom Italia Capital
6.200%, 07/18/11	4,642	4,819

8

SEI Alpha Strategy Portfolios, LP

Schedule of Investments

August 31, 2010

(Unaudited)

SEI LIBOR Plus Portfolio

Description	Face Amount ($ Thousands) /Shares	Market Value ($ Thousands)

Telefonica Emisiones
5.984%, 06/20/11	$2,075	$2,153

		8,468

Total Corporate Obligations (Cost $46,445) ($ Thousands)		46,910

U.S. TREASURY OBLIGATION — 0.0%
U.S. Treasury Bill
0.189%, 01/13/11 (D)(E)	225	225

Total U.S. Treasury Obligation (Cost $225) ($ Thousands)		225

CASH EQUIVALENT — 7.2%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.200%*	59,048,281	59,048

Total Cash Equivalent (Cost $59,048) ($ Thousands)		59,048

Total Investments — 99.3% (Cost $895,566)($ Thousands) †		$817,419

A summary of outstanding futures contracts held by the Fund at August 31, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Net Unrealized Depreciation ($ Thousands)
U.S. 5-Year Note	(222)	Dec-2010	$(168)
U.S. 10-Year Note	(49)	Dec-2010	(23)

			$(191)

For the period ended August 31, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $822,898 ($ Thousands)

*	Investment in affiliated security. Rate shown is the 7-day effective yield as of August 31, 2010.

(A)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of August 31, 2010. The date reported on the Schedule of Investments is the maturity date. The effective date may be shorter.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

(C)	Step Bond - The rate reflected on the Schedule of Investments is the effective yield on August 31, 2010. The coupon on a step bond changes on a specified date.

(D)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(E)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

9

SEI Alpha Strategy Portfolios, LP

Schedule of Investments

August 31, 2010

(Unaudited)

SEI LIBOR Plus Portfolio

ABS — Asset-Based Security

ARM — Adjustable Rate Mortgage

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

IO — Interest Only - face amount represents notional amount

LLC — Limited Liability Company

Ltd. — Limited

MTN — Medium Term Note

PLC — Public Limited Company

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

The following is a summary of the inputs used as of August 31, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investment in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$359,013	$—	$359,013
Asset-Backed Securities	—	352,223	—	352,223
Corporate Obligations	—	46,910	—	46,910
U.S. Treasury Obligation	—	225	—	225
Cash Equivalent	59,048	—	—	59,048

Total Investment in Securities	$59,048	$758,371	$—	$817,419

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(191)	$—	$—	$(191)

*	Futures Contracts are valued at the unrealized appreciation on the instrument.

For the period ended August 31, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

†	At August 31, 2010, the tax basis cost of the Fund’s investments was $895,566 ($ Thousands), and the unrealized appreciation and depreciation were $7,159 ($ Thousands) and $(85,306) ($ Thousands), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

10

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrants internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Alpha Strategy Portfolios, LP

By:	/S/ ROBERT A. NESHER
Robert A. Nesher, President & CEO

Date: October 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ ROBERT A. NESHER
Robert A. Nesher, President & CEO

Date: October 27, 2010

By:	/S/ STEPHEN F. PANNER
Stephen F. Panner, Controller & CFO

Date: October 27, 2010